----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 06-30-09

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

350 Park Avenue, 11th Floor             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  07-21-09
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $646107
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM                           COM              885535104      135    28644 SH       Sole                    28644
3M                             COM              88579Y101     1707    28396 SH       Sole                    28396
AMERICAN EXPRESS               COM              025816109      232    10000 SH       Sole                    10000
AMGEN                          COM              031162100      439     8300 SH       Sole                     8300
APPLE COMPUTER                 COM              037833100      285     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104       61    32040 SH       Sole                    32040
AUTOMATIC DATA PROCESSING      COM              053015103    42387  1196018 SH       Sole                  1196018
BAKER HUGHES                   COM              057224107      778    21341 SH       Sole                    21341
BERKSHIRE HATHAWAY CL A        COM              084670108     1530       17 SH       Sole                       17
C H ROBINSON WORLDWIDE         COM              12541W209    57253  1097859 SH       Sole                  1097859
CISCO SYS                      COM              17275R102      329    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    53787   172881 SH       Sole                   172881
COCA COLA                      COM              191216100     4161    86698 SH       Sole                    86698
DANAHER                        COM              235851102     1767    28618 SH       Sole                    28618
DONALDSON                      COM              257651109    34058   983205 SH       Sole                   983205
ENCANA                         COM              292505104    40251   813638 SH       Sole                   813638
EXPRESS SCRIPTS                COM              302182100    74485  1083425 SH       Sole                  1083425
EXXON MOBIL                    COM              30231G102    41812   598089 SH       Sole                   598089
FASTENAL                       COM              311900104      577    17400 SH       Sole                    17400
GENERAL ELECTRIC               COM              369604103     1447   123456 SH       Sole                   123456
GILEAD SCIENCES                COM              375558103     1991    42500 SH       Sole                    42500
GLOBAL PAYMENTS INC            COM              37940X102    18004   480622 SH       Sole                   480622
HUBBELL CLASS B                COM              443510201      296     9242 SH       Sole                     9242
IDEXX LABS                     COM              45168d104    17513   379080 SH       Sole                   379080
INTEL                          COM              458140100    14148   854878 SH       Sole                   854878
INTL BUSINESS MACHINES         COM              459200101     1207    11555 SH       Sole                    11555
JOHNSON & JOHNSON              COM              478160104     6833   120296 SH       Sole                   120296
LEUCADIA NATIONAL              COM              527288104      613    29060 SH       Sole                    29060
MAXIM INTERGRATED PRODS        COM              57772K101      467    29790 SH       Sole                    29790
MERCK & CO                     COM              589331107     7652   273667 SH       Sole                   273667
METTLER - TOLEDO INTL          COM              592688105    26771   347005 SH       Sole                   347005
MSCI INC-A                     COM              55354G100     2112    86400 SH       Sole                    86400
NCT GROUP INC                  COM              62888Q109        0    20000 SH       Sole                    20000
PATTERSON COMPANIES            COM              703395103    16559   763080 SH       Sole                   763080
PEPSICO                        COM              713448108    39559   719774 SH       Sole                   719774
PFIZER                         COM              717081103      711    47400 SH       Sole                    47400
PROCTER & GAMBLE               COM              742718109     1431    27995 SH       Sole                    27995
SCHLUMBERGER LTD               COM              806857108      443     8190 SH       Sole                     8190
SGS SA                         COM              482477007     5489     4435 SH       Sole                     4435
STATE STREET                   COM              857477103     4696    99500 SH       Sole                    99500
STRYKER                        COM              863667101    19502   490742 SH       Sole                   490742
VARIAN MEDICAL SYSTEMS         COM              92220P105    34042   968744 SH       Sole                   968744
WAL MART STORES                COM              931142103      228     4700 SH       Sole                     4700
WESTERN UNION                  COM              959802109    35827  2184602 SH       Sole                  2184602
WHITING PETE                   COM              966387102      325     9250 SH       Sole                     9250
XILINX                         COM              983919101     1657    81008 SH       Sole                    81008
SSGA CASH MGMT EURO FD GLBL SH                  034113902      380 270744.400SH      Sole               270744.400
BP PLC ADR                     ADR              055622104      202     4246 SH       Sole                     4246
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      278     5542 SH       Sole                     5542
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204     1130    28125 SH       Sole                    28125
SCHLUMBERGER LTD COM           ADR              806857108      323     5975 SH       Sole                     5975
SGS SA ADR                     ADR              818800104    28236  2281486 SH       Sole                  2281486
REPORT SUMMARY                 52 DATA RECORDS              646107            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


